Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	HEARTLAND GROUP, INC.
Entity Central Index Key	0000809586
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
HEARTLAND MID CAP VALUE FUND | Institutional Class
Prospectus:
Trading Symbol	HNMDX
HEARTLAND MID CAP VALUE FUND | Investor Class
Prospectus:
Trading Symbol	HRMDX
HEARTLAND VALUE PLUS FUND | Investor Class
Prospectus:
Trading Symbol	HRVIX
HEARTLAND VALUE PLUS FUND | Institutional Class
Prospectus:
Trading Symbol	HNVIX
HEARTLAND VALUE FUND | Investor Class
Prospectus:
Trading Symbol	HRTVX
HEARTLAND VALUE FUND | Institutional Class
Prospectus:
Trading Symbol	HNTVX